Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Inventory	19,678	17,938
Prepaid and input VAT	25,094	12,693
Deposits(1)	10,224	11,833
Receivables from third-party payment agencies	9,094	10,036
Prepaid expenses(2)	8,140	9,485
Prepaid marketing expenses	3,376	7,028
Other receivables	4,947	4,811
Interest receivables	10,485	4,696
Staff advances	658	959
Others	5,220	3,087
Total	96,916	82,566

(1)
Represented rental deposits and deposits for online marketing activities which all being refundable within one year.

(2)
Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.